Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000028811 | AssetUnited States Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	60.30%
C000028811 | AssetCommodity Indexed Structured Notes
Holdings [Line Items]
Percent of Total Investments	25.30%
C000028811 | AssetUnited States Agency Obligations
Holdings [Line Items]
Percent of Total Investments	13.40%
C000028811 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.00%
C000028812 | AssetUnited States Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	60.30%
C000028812 | AssetCommodity Indexed Structured Notes
Holdings [Line Items]
Percent of Total Investments	25.30%
C000028812 | AssetUnited States Agency Obligations
Holdings [Line Items]
Percent of Total Investments	13.40%
C000028812 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.00%
C000028810 | AssetUnited States Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	60.30%
C000028810 | AssetCommodity Indexed Structured Notes
Holdings [Line Items]
Percent of Total Investments	25.30%
C000028810 | AssetUnited States Agency Obligations
Holdings [Line Items]
Percent of Total Investments	13.40%
C000028810 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.00%